Other Payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Payables
23.	OTHER PAYABLES

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Accrued salary and bonus	$7,292,254	$10,591,202	$346,005
Payables for property, plant and equipment	4,623,268	7,995,634	261,210
Accrued employees’ compensation and remuneration to directors	2,568,880	3,038,417	99,262
Accrued employee insurance	657,176	875,638	28,606
Accrued utilities	417,257	427,106	13,953
Payables for patents and acquired specific technology (Note 37)	93,000	57,590	1,882
Others	5,726,052	8,018,295	261,950

	$21,377,887	$31,003,882	$1,012,868